Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Schedule of accumulated other comprehensive (loss) income

	2011	2010
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $10,642 (2011) and $32,026 (2010)	$(19,764)	$(59,476)
Cumulative unrealized gain related to securities available for sale, net of tax of $68 (2011) and $287 (2010)	127	532

Total accumulated other comprehensive (loss) income	$(19,637)	$(58,944)